UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 94.3%
		Australia — 3.9%
12		AGL Energy Ltd. (m)	181
64		Alumina Ltd. (m)	152
33		Amcor Ltd. (m)	227
57		AMP Ltd. (m)	305
1		Aristocrat Leisure Ltd. (m)	2
77		Asciano Ltd. (a) (m)	123
5		ASX Ltd. (m)	173
72		Australia & New Zealand Banking Group Ltd. (m)	1,696
30		AXA Asia Pacific Holdings Ltd. (m)	192
11		Bendigo and Adelaide Bank Ltd. (m)	105
449		BGP Holdings Beneficial Interest Share (a) (f) (i)	—
95		BHP Billiton Ltd. (m)	4,230
6		Billabong International Ltd. (m)	49
52		BlueScope Steel Ltd. (m)	111
21		Boral Ltd. (m)	101
39		Brambles Ltd. (m)	281
4		Caltex Australia Ltd. (m)	51
61		CFS Retail Property Trust (m)	110
16		Coca-Cola Amatil Ltd. (m)	184
2		Cochlear Ltd. (m)	128
44		Commonwealth Bank of Australia (m)	2,288
12		Computershare Ltd. (m)	116
13		Crown Ltd. (m)	114
15		CSL Ltd. (m)	575
45		CSR Ltd. (m)	72
140		Dexus Property Group (m)	116
–	(h)	DuluxGroup Ltd. (m)	—	(h)
–	(h)	Energy Resources of Australia Ltd. (m)	1
63		Fairfax Media Ltd. (m)	84
34		Fortescue Metals Group Ltd. (a) (m)	215
54		Foster’s Group Ltd. (m)	303
40		Goodman Fielder Ltd. (m)	50
183		Goodman Group (m)	122
46		GPT Group (m)	136
16		Harvey Norman Holdings Ltd. (m)	47
47		Incitec Pivot Ltd. (m)	202
57		Insurance Australia Group Ltd. (m)	216
4		Leighton Holdings Ltd. (m)	122
14		Lend Lease Group (m)	121
5		MacArthur Coal Ltd. (m)	63
10		Macquarie Group Ltd. (m)	392
11		MAp Group (m)	32
22		Metcash Ltd. (m)	92
96		Mirvac Group (m)	119
60		National Australia Bank Ltd. (m)	1,483
21		Newcrest Mining Ltd. (m)	788
38		OneSteel Ltd. (m)	105
10		Orica Ltd. (m)	250
25		Origin Energy Ltd. (m)	404
91		OZ Minerals Ltd. (m)	149
20		Paladin Energy Ltd. (a) (m)	100
33		Qantas Airways Ltd. (a) (m)	79
29		QBE Insurance Group Ltd. (m)	513
3		Ramsay Health Care Ltd. (m)	51
12		Rio Tinto Ltd. (m)	1,033
23		Santos Ltd. (m)	310
5		Sims Metal Management Ltd. (m)	94
11		Sonic Healthcare Ltd. (m)	129
40		SP AusNet (m)	35
65		Stockland (m)	234
36		Suncorp Group Ltd. (m)	307
18		TABCORP Holdings Ltd. (m)	126
37		Tatts Group Ltd. (m)	91
122		Telstra Corp. Ltd. (m)	341
20		Toll Holdings Ltd. (m)	115
37		Transurban Group (m)	194
28		Wesfarmers Ltd. (m)	955
4		Wesfarmers Ltd. (m)	155
62		Westfield Group (m)	610
62		Westfield Retail Trust (a) (m)	164
84		Westpac Banking Corp. (m)	1,925
18		Woodside Petroleum Ltd. (m)	733
35		Woolworths Ltd. (m)	921
5		WorleyParsons Ltd. (m)	140

			26,533

		Austria — 1.5%
52		Erste Group Bank AG (m)	2,620
292		IMMOFINANZ AG (a) (m)	1,285
44		OMV AG (m)	1,944
13		Raiffeisen Bank International AG (m)	787
89		Telekom Austria AG (m)	1,225
18		Verbund AG (m)	735
11		Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	619
29		Voestalpine AG (m)	1,313

			10,528

		Belgium — 1.6%
264		Ageas (m)	748
79		Anheuser-Busch InBev N.V. (m)	4,332
4		Bekaert S.A. (m)	401
17		Belgacom S.A. (m)	605
3		Cie Nationale a Portefeuille (m)	184
8		Colruyt S.A. (m)	400
10		Delhaize Group S.A. (m)	791
66		Dexia S.A. (a) (m)	275
8		Groupe Bruxelles Lambert S.A. (m)	719
15		KBC Groep N.V. (a) (m)	619
2		Mobistar S.A. (m)	150
7		Solvay S.A. (m)	738
12		UCB S.A. (m)	426
11		Umicore S.A. (m)	557

			10,945

		Bermuda — 0.1%
30		Seadrill Ltd. (m)	986

		Brazil — 0.2%
16		BM&F Bovespa S.A. (m)	109
34		Petroleo Brasileiro S.A. (m)	610
17		Vale S.A. (m)	593

			1,312

		Chile — 0.7%
3,253		Banco Santander Chile (m)	264
10		CAP S.A. (m)	529

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Chile — Continued
50		Cencosud S.A. (m)	339
330		Empresa Nacional de Electricidad S.A. (m)	568
8		Empresas CMPC S.A. (m)	406
44		Empresas COPEC S.A. (m)	756
333		Enersis S.A. (m)	138
26		Enersis S.A., ADR (m)	546
10		Lan Airlines S.A. (m)	275
51		S.A.C.I. Falabella (m)	509
9		Sociedad Quimica y Minera de Chile S.A., Class B (m)	461

			4,791

		China — 0.5%
262		Bank of China Ltd., Class H (m)	137
26		BBMG Corp., Class H (m)	35
94		BYD Co., Ltd., Class H (m)	461
468		China Construction Bank Corp., Class H (m)	414
75		China Life Insurance Co., Ltd., Class H (m)	292
410		Datang International Power Generation Co., Ltd., Class H (m)	144
46		Foxconn International Holdings Ltd. (a) (m)	33
226		Huaneng Power International, Inc., Class H (m)	126
286		Industrial & Commercial Bank of China, Class H (m)	214
48		Lenovo Group Ltd. (m)	28
431		PetroChina Co., Ltd., Class H (m)	601
91		Shui On Land Ltd. (m)	44
74		Tingyi Cayman Islands Holding Corp. (m)	182
38		Yangzijiang Shipbuilding Holdings Ltd. (m)	55
167		Yanzhou Coal Mining Co., Ltd., Class H (m)	489
361		Zhejiang Expressway Co., Ltd., Class H (m)	337

			3,592

		Cyprus — 0.1%
131		Bank of Cyprus Public Co., Ltd. (m)	556
–	(h)	ProSafe SE (m)	2

			558

		Denmark — 1.2%
–	(h)	A.P. Moller - Maersk A/S, Class A (m)	358
–	(h)	A.P. Moller - Maersk A/S, Class B (m)	984
8		Carlsberg A/S, Class B (m)	808
1		Coloplast A/S, Class B (m)	211
35		Danske Bank A/S (a) (m)	926
16		DSV A/S (m)	336
30		Novo Nordisk A/S, Class B (m)	3,398
4		Novozymes A/S, Class B (m)	490
2		Tryg A/S (m)	106
15		Vestas Wind Systems A/S (a) (m)	530
1		William Demant Holding A/S (a) (m)	105

			8,252

		Finland — 0.9%
5		Elisa OYJ (m)	109
23		Fortum OYJ (m)	718
3		Kesko OYJ, Class B (m)	127
7		Kone OYJ, Class B (m)	407
7		Metso OYJ (m)	357
6		Neste Oil OYJ (m)	120
182		Nokia OYJ (m)	1,939
6		Nokian Renkaat OYJ (m)	204
3		Orion OYJ, Class B (m)	58
7		Outokumpu OYJ (m)	123
7		Pohjola Bank plc (m)	99
4		Rautaruukki OYJ (m)	92
22		Sampo OYJ, Class A (m)	651
4		Sanoma OYJ (m)	103
30		Stora Enso OYJ, Class R (m)	360
27		UPM-Kymmene OYJ (m)	559
4		Wartsila OYJ (m)	321

			6,347

		France — 10.1%
10		Accor S.A. (m)	444
2		Aeroports de Paris (m)	169
8		Air France-KLM (a) (m)	153
41		Air Liquide S.A. (m)	5,084
151		Alcatel-Lucent (a) (m)	505
13		Alstom S.A. (m)	749
3		Atos Origin S.A. (a) (m)	163
106		AXA S.A. (m)	2,235
1		BioMerieux (m)	85
60		BNP Paribas (m)	4,445
15		Bouygues S.A. (m)	698
3		Bureau Veritas S.A. (m)	235
10		Cap Gemini S.A. (m)	478
36		Carrefour S.A. (m)	1,777
4		Casino Guichard Perrachon S.A. (m)	353
4		Christian Dior S.A. (m)	572
25		Cie de St-Gobain (m)	1,448
9		Cie Generale de Geophysique-Veritas (a) (m)	280
13		Cie Generale d’Optique Essilor International S.A. (m)	858
10		CNP Assurances (m)	215
10		Compagnie Generale des Etablissements Michelin, Class B (m)	702
61		Credit Agricole S.A. (m)	895
36		Danone (m)	2,165
4		Dassault Systemes S.A. (m)	299
10		Edenred (a) (m)	232
17		EDF S.A. (m)	745
3		Eiffage S.A. (m)	138
–	(h)	Eramet (m)	110
2		Eurazeo (m)	141
7		Eutelsat Communications (m)	241
2		Fonciere Des Regions (m)	159
115		France Telecom S.A. (m)	2,499
76		GDF Suez (m)	3,028
1		Gecina S.A. (m)	145
31		Groupe Eurotunnel S.A. (m)	304
1		Hermes International (m)	122

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		France — Continued
2		ICADE (m)	164
1		Iliad S.A. (m)	111
2		Imerys S.A. (m)	150
2		Ipsen S.A. (m)	64
4		JCDecaux S.A. (a) (m)	140
6		Klepierre (m)	216
13		Lafarge S.A. (m)	775
8		Lagardere S.C.A. (m)	345
9		Legrand S.A. (m)	346
14		L’Oreal S.A. (m)	1,680
15		LVMH Moet Hennessy Louis Vuitton S.A. (m)	2,367
4		Metropole Television S.A. (m)	105
57		Natixis (a) (m)	302
2		Neopost S.A. (m)	188
9		PagesJaunes Groupe (m)	88
11		Pernod-Ricard S.A. (m)	1,078
10		Peugeot S.A. (a) (m)	417
5		PPR (m)	790
8		Publicis Groupe S.A. (m)	434
13		Renault S.A. (a) (m)	821
11		Safran S.A. (m)	394
65		Sanofi-Aventis S.A. (m)	4,453
15		Schneider Electric S.A. (m)	2,328
12		SCOR SE (m)	339
1		Societe BIC S.A. (m)	118
39		Societe Generale (m)	2,536
8		Societe Television Francaise 1 (m)	149
6		Sodexo (m)	436
18		Suez Environnement Co. (m)	364
6		Technip S.A. (m)	621
6		Thales S.A. (m)	218
132		Total S.A. (m)	7,715
5		Unibail-Rodamco SE (m)	1,044
7		Vallourec S.A. (m)	770
23		Veolia Environnement S.A. (m)	706
26		Vinci S.A. (m)	1,495
75		Vivendi S.A. (m)	2,151

			69,289

		Germany — 12.7%
20		Adidas AG (m)	1,246
44		Allianz SE (m)	6,142
1		Axel Springer AG (m)	226
90		BASF SE (m)	6,922
81		Bayer AG (m)	5,968
32		Bayerische Motoren Werke AG (m)	2,472
10		Beiersdorf AG (m)	545
3		Brenntag AG (a) (m)	237
8		Celesio AG (m)	198
74		Commerzbank AG (a) (m)	564
5		Continental AG (a) (m)	410
88		Daimler AG (a) (m)	6,444
91		Deutsche Bank AG (m)	5,378
19		Deutsche Boerse AG (m)	1,421
24		Deutsche Lufthansa AG (a) (m)	502
77		Deutsche Post AG (m)	1,423
277		Deutsche Telekom AG (m)	3,687
176		E.ON AG (m)	5,863
4		Fraport AG Frankfurt Airport Services Worldwide (m)	272
19		Fresenius Medical Care AG & Co. KGaA (m)	1,121
11		Fresenius SE & Co. KGaA (m)	953
17		GEA Group AG (m)	488
6		Hannover Rueckversicherung AG (m)	348
15		HeidelbergCement AG (m)	958
12		Henkel AG & Co. KGaA (m)	616
5		Hochtief AG (m)	416
99		Infineon Technologies AG (a) (m)	1,047
13		K+S AG (m)	966
5		Kabel Deutschland Holding AG (a) (m)	256
7		Lanxess AG (m)	509
17		Linde AG (m)	2,410
10		MAN SE (m)	1,177
7		Merck KGaA (m)	573
13		Metro AG (m)	950
18		Muenchener Rueckversicherungs AG (m)	2,856
1		Puma AG Rudolf Dassler Sport (m)	169
40		RWE AG (m)	2,918
4		Salzgitter AG (m)	349
84		SAP AG (m)	4,843
80		Siemens AG (m)	10,304
7		Suedzucker AG (m)	181
33		ThyssenKrupp AG (m)	1,332
15		TUI AG (a) (m)	201
12		United Internet AG (m)	204
3		Volkswagen AG (m)	469
2		Wacker Chemie AG (m)	294

			86,828

		Greece — 0.7%
79		Alpha Bank AE (a) (m)	461
29		Coca Cola Hellenic Bottling Co. S.A. (m)	856
49		EFG Eurobank Ergasias S.A. (a) (m)	290
38		Hellenic Telecommunications Organization S.A. (m)	395
158		National Bank of Greece S.A. (a) (m)	1,534
35		OPAP S.A. (m)	702
19		Public Power Corp. S.A. (m)	304

			4,542

		Hong Kong — 1.0%
140		AIA Group Ltd. (a) (m)	385
4		ASM Pacific Technology Ltd. (m)	48
32		Bank of East Asia Ltd. (m)	138
118		Belle International Holdings Ltd. (m)	203
73		BOC Hong Kong Holdings Ltd. (m)	237
25		Cathay Pacific Airways Ltd. (m)	63
28		Cheung Kong Holdings Ltd. (m)	467
10		Cheung Kong Infrastructure Holdings Ltd. (m)	48
60		China Mobile Ltd. (m)	594
–	(h)	China Mobile Ltd., ADR (m)	17
1		Chinese Estates Holdings Ltd. (m)	2
38		CLP Holdings Ltd. (m)	311

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Hong Kong — Continued
24		CNOOC Ltd. (m)	53
21		Esprit Holdings Ltd. (m)	100
15		Hang Lung Group Ltd. (m)	95
49		Hang Lung Properties Ltd. (m)	216
15		Hang Seng Bank Ltd. (m)	249
21		Henderson Land Development Co., Ltd. (m)	147
84		Hong Kong & China Gas Co., Ltd. (m)	191
21		Hong Kong Exchanges and Clearing Ltd. (m)	473
27		Hongkong Electric Holdings Ltd. (m)	171
2		Hopewell Highway Infrastructure Ltd. (m)	2
12		Hopewell Holdings Ltd. (m)	38
6		Hutchison Telecommunications Hong Kong Holdings Ltd. (m)	2
42		Hutchison Whampoa Ltd. (m)	495
13		Hysan Development Co., Ltd. (m)	62
15		Kerry Properties Ltd. (m)	80
46		Li & Fung Ltd. (m)	301
13		Lifestyle International Holdings Ltd. (m)	32
46		Link REIT (The) (m)	145
62		Mongolia Energy Corp., Ltd. (a) (m)	18
26		MTR Corp. (m)	95
47		New World Development Ltd. (m)	89
78		Noble Group Ltd. (m)	135
27		NWS Holdings Ltd. (m)	46
5		Orient Overseas International Ltd. (m)	48
76		PCCW Ltd. (m)	36
22		Shangri-La Asia Ltd. (m)	58
52		Sino Land Co., Ltd. (m)	99
32		SJM Holdings Ltd. (m)	54
29		Sun Hung Kai Properties Ltd. (m)	479
15		Swire Pacific Ltd., Class A (m)	244
1		Television Broadcasts Ltd. (m)	4
27		Wharf Holdings Ltd. (m)	208
19		Wheelock & Co., Ltd. (m)	77
4		Wing Hang Bank Ltd. (m)	54
16		Yue Yuen Industrial Holdings Ltd. (m)	53

			7,162

		Hungary — 0.8%
171		Magyar Telekom Telecommunications plc (m)	464
15		MOL Hungarian Oil and Gas plc (a) (m)	1,706
87		OTP Bank plc (a) (m)	2,421
5		Richter Gedeon Nyrt. (m)	1,083

			5,674

		India — 0.7%
3		Bharat Heavy Electricals Ltd. (m)	127
21		Housing Development Finance Corp., Ltd. (m)	285
7		ICICI Bank Ltd., ADR (m)	322
8		Infosys Technologies Ltd. (m)	560
239		ITC Ltd., GDR (m)	849
5		Larsen & Toubro Ltd., GDR (m)	169
9		Mahindra & Mahindra Ltd. (m)	133
33		NTPC Ltd. (m)	137
7		Oil & Natural Gas Corp., Ltd. (m)	177
12		Ranbaxy Laboratories Ltd., GDR (a) (m)	147
30		Reliance Industries Ltd. (m)	596
6		Reliance Industries Ltd., GDR (e) (m)	221
43		Sterlite Industries India Ltd. (m)	153
21		Sun Pharmaceutical Industries Ltd. (m)	200
3		Tata Power Co., Ltd. (m)	83
122		United Phosphorus Ltd. (m)	363

			4,522

		Ireland — 0.5%
4		Allied Irish Banks plc (a) (m)	1
55		CRH plc (m)	1,174
16		Elan Corp. plc (a) (m)	111
23		Elan Corp. plc, ADR (a) (m)	156
24		Experian plc (m)	292
290		Governor & Co. of the Bank of Ireland (The) (a) (m)	121
7		Grafton Group plc (m)	32
13		James Hardie Industries SE (a) (m)	81
11		Kerry Group plc, Class A (m)	370
35		Ryanair Holdings plc (m)	175
13		Shire plc (m)	344
29		WPP plc (m)	360

			3,217

		Israel — 0.6%
50		Bank Hapoalim BM (a) (m)	226
59		Bank Leumi Le-Israel BM (m)	268
88		Bezeq Israeli Telecommunication Corp., Ltd. (m)	234
2		Cellcom Israel Ltd. (m)	76
–	(h)	Delek Group Ltd. (m)	45
1		Elbit Systems Ltd. (m)	60
22		Israel Chemicals Ltd. (m)	351
–	(h)	Israel Corp., Ltd. (The) (a) (m)	134
37		Israel Discount Bank Ltd., Class A (a) (m)	73
–	(h)	Koor Industries Ltd. (m)	—	(h)
12		Makhteshim-Agan Industries Ltd. (a) (m)	56
6		Mizrahi Tefahot Bank Ltd. (m)	59
3		NICE Systems Ltd. (a) (m)	102
4		Partner Communications Co., Ltd. (m)	82
16		Teva Pharmaceutical Industries Ltd. (m)	876
31		Teva Pharmaceutical Industries Ltd., ADR (m)	1,697

			4,339

		Italy — 7.2%
163		A2A S.p.A. (m)	243
186		Assicurazioni Generali S.p.A. (m)	4,058
35		Atlantia S.p.A. (m)	800
21		Autogrill S.p.A. (a) (m)	301
102		Banca Carige S.p.A. (m)	240
396		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	503

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Italy — Continued
114		Banco Popolare SC (m)	406
11		Beni Stabili S.p.A. (a) (m)	10
235		Enel Green Power S.p.A. (a) (m)	520
1,059		Enel S.p.A. (m)	5,976
421		ENI S.p.A. (m)	9,957
11		Exor S.p.A. (m)	352
122		Fiat Industrial S.p.A. (a) (m)	1,655
122		Fiat S.p.A. (m)	1,187
63		Finmeccanica S.p.A. (m)	846
1,224		Intesa Sanpaolo S.p.A. (m)	4,078
167		Intesa Sanpaolo S.p.A. (m)	481
20		Luxottica Group S.p.A. (m)	593
122		Mediaset S.p.A. (m)	795
70		Mediobanca S.p.A. (m)	703
282		Parmalat S.p.A. (m)	894
42		Pirelli & C. S.p.A. (m)	325
42		Prelios S.p.A. (a) (m)	31
32		Prysmian S.p.A. (m)	653
43		Saipem S.p.A. (m)	2,149
242		Snam Rete Gas S.p.A. (m)	1,270
1		Telecom Italia Media S.p.A. (a) (m)	—	(h)
1,488		Telecom Italia S.p.A. (m)	2,113
996		Telecom Italia S.p.A. (m)	1,186
222		Terna Rete Elettrica Nazionale S.p.A. (m)	971
2,064		UniCredit S.p.A. (m)	5,118
105		UniCredit S.p.A.	261
94		Unione di Banche Italiane ScpA (m)	975

			49,650

		Japan — 18.1%
19		77 Bank Ltd. (The) (m)	101
2		ABC-Mart, Inc. (m)	58
2		Acom Co., Ltd. (m)	29
9		Advantest Corp. (m)	177
29		Aeon Co., Ltd. (m)	361
4		Aeon Credit Service Co., Ltd. (m)	61
4		Aeon Mall Co., Ltd. (m)	115
8		Aiful Corp. (a) (m)	8
7		Air Water, Inc. (m)	92
10		Aisin Seiki Co., Ltd. (m)	380
35		Ajinomoto Co., Inc. (m)	388
2		Alfresa Holdings Corp. (m)	83
46		All Nippon Airways Co., Ltd. (a) (m)	169
18		Amada Co., Ltd. (m)	158
21		Aozora Bank Ltd. (m)	46
5		Arrk Corp. (a) (m)	9
18		Asahi Breweries Ltd. (m)	341
52		Asahi Glass Co., Ltd. (m)	654
60		Asahi Kasei Corp. (m)	413
5		Asics Corp. (m)	67
22		Astellas Pharma, Inc. (m)	840
18		Bank of Kyoto Ltd. (The) (m)	166
66		Bank of Yokohama Ltd. (The) (m)	330
3		Benesse Holdings, Inc. (m)	129
32		Bridgestone Corp. (m)	616
13		Brother Industries Ltd. (m)	193
3		Canon Marketing Japan, Inc. (m)	36
58		Canon, Inc. (m)	2,849
12		Casio Computer Co., Ltd. (m)	91
–	(h)	Central Japan Railway Co. (m)	625
40		Chiba Bank Ltd. (The) (m)	249
9		Chiyoda Corp. (m)	80
33		Chubu Electric Power Co., Inc. (m)	816
12		Chugai Pharmaceutical Co., Ltd. (m)	220
9		Chugoku Bank Ltd. (The) (m)	108
16		Chugoku Electric Power Co., Inc. (The) (m)	321
51		Chuo Mitsui Trust Holdings, Inc. (m)	206
13		Citizen Holdings Co., Ltd. (m)	85
3		Coca-Cola West Co., Ltd. (m)	60
32		Cosmo Oil Co., Ltd. (m)	104
8		Credit Saison Co., Ltd. (m)	129
29		Dai Nippon Printing Co., Ltd. (m)	402
15		Daicel Chemical Industries Ltd. (m)	112
16		Daido Steel Co., Ltd. (m)	101
10		Daihatsu Motor Co., Ltd. (m)	166
–	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	614
33		Daiichi Sankyo Co Ltd. (m)	722
11		Daikin Industries Ltd. (m)	384
1		Dainippon Screen Manufacturing Co., Ltd. (a) (m)	9
8		Dainippon Sumitomo Pharma Co., Ltd. (m)	71
4		Daito Trust Construction Co., Ltd. (m)	284
21		Daiwa House Industry Co., Ltd. (m)	260
88		Daiwa Securities Group, Inc. (m)	437
4		Dena Co., Ltd. (m)	159
26		Denki Kagaku Kogyo KK (m)	129
24		Denso Corp. (m)	899
7		Dentsu, Inc. (m)	223
1		DIC Corp. (m)	2
14		Dowa Holdings Co., Ltd. (m)	96
17		East Japan Railway Co. (m)	1,130
12		Eisai Co., Ltd. (m)	416
6		Electric Power Development Co., Ltd. (m)	193
10		Elpida Memory, Inc. (a) (m)	145
4		FamilyMart Co., Ltd. (m)	132
10		FANUC Corp. (m)	1,542
3		Fast Retailing Co., Ltd. (m)	369
31		Fuji Electric Holdings Co., Ltd. (m)	100
31		Fuji Heavy Industries Ltd. (m)	265
–	(h)	Fuji Media Holdings, Inc. (m)	30
24		FUJIFILM Holdings Corp. (m)	851
91		Fujitsu Ltd. (m)	568
41		Fukuoka Financial Group, Inc. (m)	175
32		Furukawa Electric Co., Ltd. (m)	144
5		Gree, Inc. (m)	75
21		GS Yuasa Corp. (m)	147
22		Gunma Bank Ltd. (The) (m)	124
22		Hachijuni Bank Ltd. (The) (m)	126
1		Hakuhodo DY Holdings, Inc. (m)	61
3		Hamamatsu Photonics KK (m)	121
62		Hankyu Hanshin Holdings, Inc. (m)	287
14		Hino Motors Ltd. (m)	79
2		Hirose Electric Co., Ltd. (m)	190

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Japan — Continued
27		Hiroshima Bank Ltd. (The) (m)	115
4		Hisamitsu Pharmaceutical Co., Inc. (m)	145
5		Hitachi Chemical Co., Ltd. (m)	120
6		Hitachi Construction Machinery Co., Ltd. (m)	130
4		Hitachi High-Technologies Corp. (m)	92
227		Hitachi Ltd. (m)	1,242
9		Hitachi Metals Ltd. (m)	106
10		Hokkaido Electric Power Co., Inc. (m)	200
66		Hokuhoku Financial Group, Inc. (m)	134
10		Hokuriku Electric Power Co. (m)	236
83		Honda Motor Co., Ltd. (m)	3,573
21		Hoya Corp. (m)	498
7		Ibiden Co., Ltd. (m)	240
1		Idemitsu Kosan Co., Ltd. (m)	126
71		IHI Corp. (m)	161
–	(h)	Inpex Corp. (m)	675
20		Isetan Mitsukoshi Holdings Ltd. (m)	219
62		Isuzu Motors Ltd. (m)	293
3		Ito En Ltd. (m)	47
80		ITOCHU Corp. (m)	870
2		Itochu Techno-Solutions Corp. (m)	58
13		Iyo Bank Ltd. (The) (m)	111
19		J. Front Retailing Co., Ltd. (m)	99
2		Jafco Co., Ltd. (m)	43
1		Japan Petroleum Exploration Co. (m)	57
–	(h)	Japan Prime Realty Investment Corp. (m)	86
–	(h)	Japan Real Estate Investment Corp. (m)	210
–	(h)	Japan Retail Fund Investment Corp. (m)	154
17		Japan Steel Works Ltd. (The) (m)	178
–	(h)	Japan Tobacco, Inc. (m)	850
23		JFE Holdings Inc. (m)	738
11		JGC Corp. (m)	266
34		Joyo Bank Ltd. (The) (m)	150
11		JS Group Corp. (m)	243
10		JSR Corp. (m)	198
10		JTEKT Corp. (m)	129
–	(h)	Jupiter Telecommunications Co., Ltd. (m)	133
111		JX Holdings, Inc. (m)	752
43		Kajima Corp. (m)	113
13		Kamigumi Co., Ltd. (m)	113
16		Kaneka Corp. (m)	111
38		Kansai Electric Power Co., Inc. (The) (m)	951
11		Kansai Paint Co., Ltd. (m)	113
27		Kao Corp. (m)	701
76		Kawasaki Heavy Industries Ltd. (m)	272
36		Kawasaki Kisen Kaisha Ltd. (m)	151
–	(h)	KDDI Corp. (m)	822
20		Keikyu Corp. (m)	173
30		Keio Corp. (m)	202
14		Keisei Electric Railway Co., Ltd. (m)	95
2		Keyence Corp. (m)	532
9		Kikkoman Corp. (m)	96
7		Kinden Corp. (m)	64
73		Kintetsu Corp. (m)	224
41		Kirin Holdings Co., Ltd. (m)	549
113		Kobe Steel Ltd. (m)	276
5		Koito Manufacturing Co., Ltd. (m)	87
48		Komatsu Ltd. (m)	1,445
5		Konami Corp. (m)	100
24		Konica Minolta Holdings, Inc. (m)	237
56		Kubota Corp. (m)	573
15		Kuraray Co., Ltd. (m)	214
6		Kurita Water Industries Ltd. (m)	188
8		Kyocera Corp. (m)	841
11		Kyowa Hakko Kirin Co., Ltd. (m)	109
19		Kyushu Electric Power Co., Inc. (m)	418
3		Lawson, Inc. (m)	159
1		Mabuchi Motor Co., Ltd. (m)	64
6		Makita Corp. (m)	250
81		Marubeni Corp. (m)	609
12		Marui Group Co., Ltd. (m)	102
3		Maruichi Steel Tube Ltd. (m)	64
5		Matsui Securities Co., Ltd. (m)	35
78		Mazda Motor Corp. (m)	231
3		McDonald’s Holdings Co., Japan Ltd. (m)	83
8		Medipal Holdings Corp. (m)	81
4		MEIJI Holdings Co., Ltd. (m)	171
19		Minebea Co., Ltd. (m)	112
3		Miraca Holdings, Inc. (m)	96
65		Mitsubishi Chemical Holdings Corp. (m)	453
69		Mitsubishi Corp. (m)	1,927
99		Mitsubishi Electric Corp. (m)	1,090
60		Mitsubishi Estate Co., Ltd. (m)	1,140
21		Mitsubishi Gas Chemical Co., Inc. (m)	145
146		Mitsubishi Heavy Industries Ltd. (m)	580
7		Mitsubishi Logistics Corp. (m)	90
60		Mitsubishi Materials Corp. (a) (m)	186
204		Mitsubishi Motors Corp. (a) (m)	283
12		Mitsubishi Tanabe Pharma Corp. (m)	192
645		Mitsubishi UFJ Financial Group, Inc. (m)	3,352
3		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	129
86		Mitsui & Co., Ltd. (m)	1,459
43		Mitsui Chemicals, Inc. (m)	154
35		Mitsui Engineering & Shipbuilding Co., Ltd. (m)	98
42		Mitsui Fudosan Co., Ltd. (m)	851
28		Mitsui Mining & Smelting Co., Ltd. (m)	98
55		Mitsui OSK Lines Ltd. (m)	360
4		Mitsumi Electric Co., Ltd. (m)	65
1,022		Mizuho Financial Group, Inc. (m)	1,972
31		Mizuho Securities Co., Ltd. (m)	82
73		Mizuho Trust & Banking Co., Ltd. (a) (m)	71
29		MS&AD Insurance Group Holdings (m)	682
10		Murata Manufacturing Co., Ltd. (m)	752

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Japan — Continued
4		Nabtesco Corp. (m)	94
10		Namco Bandai Holdings, Inc. (m)	110
123		NEC Corp. (m)	349
14		NGK Insulators Ltd. (m)	231
8		NGK Spark Plug Co., Ltd. (m)	131
7		NHK Spring Co., Ltd. (m)	79
5		Nidec Corp. (m)	497
15		Nikon Corp. (m)	348
5		Nintendo Co., Ltd. (m)	1,335
–	(h)	Nippon Building Fund, Inc. (m)	283
18		Nippon Electric Glass Co., Ltd. (m)	271
36		Nippon Express Co., Ltd. (m)	151
9		Nippon Meat Packers, Inc. (m)	123
5		Nippon Paper Group, Inc. (m)	133
36		Nippon Sheet Glass Co., Ltd. (m)	93
252		Nippon Steel Corp. (m)	862
27		Nippon Telegraph & Telephone Corp. (m)	1,229
80		Nippon Yusen KK (m)	351
36		Nishi-Nippon City Bank Ltd. (The) (m)	112
8		Nissan Chemical Industries Ltd. (m)	94
125		Nissan Motor Co., Ltd. (m)	1,268
2		Nissha Printing Co., Ltd. (m)	40
11		Nisshin Seifun Group, Inc. (m)	132
33		Nisshin Steel Co., Ltd. (m)	66
7		Nisshinbo Holdings, Inc. (m)	75
4		Nissin Foods Holdings Co., Ltd. (m)	128
2		Nitori Holdings Co., Ltd. (m)	163
9		Nitto Denko Corp. (m)	432
69		NKSJ Holdings, Inc. (a) (m)	469
6		NOK Corp. (m)	118
178		Nomura Holdings, Inc. (m)	1,087
5		Nomura Real Estate Holdings, Inc. (m)	86
–	(h)	Nomura Real Estate Office Fund, Inc. (m)	100
5		Nomura Research Institute Ltd. (m)	115
22		NSK Ltd. (m)	214
26		NTN Corp. (m)	139
–	(h)	NTT Data Corp. (m)	215
1		NTT DoCoMo, Inc. (m)	1,406
–	(h)	NTT Urban Development Corp. (m)	66
35		Obayashi Corp. (m)	170
–	(h)	Obic Co., Ltd. (m)	63
33		Odakyu Electric Railway Co., Ltd. (m)	306
44		OJI Paper Co., Ltd. (m)	206
11		Olympus Corp. (m)	319
10		Omron Corp. (m)	268
4		Ono Pharmaceutical Co., Ltd. (m)	180
1		Onward Holdings Co., Ltd. (m)	8
2		Oracle Corp. Japan (m)	89
3		Oriental Land Co., Ltd. (m)	244
5		ORIX Corp. (m)	543
104		Osaka Gas Co., Ltd. (m)	393
1		Otsuka Corp. (m)	51
100		Panasonic Corp. (m)	1,377
1		Pioneer Corp. (a) (m)	3
–	(h)	Promise Co., Ltd. (m)	—	(h)
–	(h)	Rakuten, Inc. (m)	334
32		Resona Holdings, Inc. (m)	166
32		Ricoh Co., Ltd. (m)	460
2		Rinnai Corp. (m)	120
5		Rohm Co., Ltd. (m)	331
3		Sankyo Co., Ltd. (m)	155
4		Santen Pharmaceutical Co., Ltd. (m)	143
19		Sapporo Hokuyo Holdings, Inc. (m)	90
15		Sapporo Holdings Ltd. (m)	67
1		SBI Holdings, Inc. (m)	144
10		Secom Co., Ltd. (m)	476
11		Sega Sammy Holdings, Inc. (m)	212
7		Seiko Epson Corp. (m)	118
18		Sekisui Chemical Co., Ltd. (m)	137
30		Sekisui House Ltd. (m)	296
35		Senshu Ikeda Holdings, Inc. (m)	51
38		Seven & I Holdings Co., Ltd. (m)	984
–	(h)	Seven Bank Ltd. (m)	81
53		Sharp Corp. (m)	552
8		Shikoku Electric Power Co., Inc. (m)	233
13		Shimadzu Corp. (m)	103
1		Shimamura Co., Ltd. (m)	107
4		Shimano, Inc. (m)	180
31		Shimizu Corp. (m)	130
21		Shin-Etsu Chemical Co., Ltd. (m)	1,166
4		Shinko Electric Industries Co., Ltd. (m)	44
40		Shinsei Bank Ltd. (a) (m)	46
16		Shionogi & Co., Ltd. (m)	289
18		Shiseido Co., Ltd. (m)	361
27		Shizuoka Bank Ltd. (The) (m)	250
78		Showa Denko KK (m)	173
9		Showa Shell Sekiyu KK (m)	79
3		SMC Corp. (m)	475
42		Softbank Corp. (m)	1,429
63		Sojitz Corp. (m)	139
51		Sony Corp. (m)	1,744
–	(h)	Sony Financial Holdings, Inc. (m)	133
4		Square Enix Holdings Co., Ltd. (m)	61
8		Stanley Electric Co., Ltd. (m)	150
6		Sumco Corp. (a) (m)	93
85		Sumitomo Chemical Co., Ltd. (m)	439
60		Sumitomo Corp. (m)	860
36		Sumitomo Electric Industries Ltd. (m)	524
30		Sumitomo Heavy Industries Ltd. (m)	190
178		Sumitomo Metal Industries Ltd. (m)	418
25		Sumitomo Metal Mining Co., Ltd. (m)	413
68		Sumitomo Mitsui Financial Group, Inc. (m)	2,309
17		Sumitomo Realty & Development Co., Ltd. (m)	420
9		Sumitomo Rubber Industries Ltd. (m)	99
67		Sumitomo Trust & Banking Co., Ltd. (The) (m)	407
12		Suruga Bank Ltd. (m)	110
4		Suzuken Co., Ltd. (m)	103
17		Suzuki Motor Corp. (m)	422
2		Sysmex Corp. (m)	111
14		T&D Holdings, Inc. (m)	361
55		Taisei Corp. (m)	133

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Japan — Continued
7		Taisho Pharmaceutical Co., Ltd. (m)	153
15		Taiyo Nippon Sanso Corp. (m)	128
14		Takashimaya Co., Ltd. (m)	116
39		Takeda Pharmaceutical Co., Ltd. (m)	1,870
–	(h)	Takefuji Corp. (f) (i)	—
6		TDK Corp. (m)	398
48		Teijin Ltd. (m)	230
9		Terumo Corp. (m)	460
7		THK Co., Ltd. (m)	175
43		Tobu Railway Co., Ltd. (m)	239
6		Toho Co., Ltd. (m)	92
21		Toho Gas Co., Ltd. (m)	108
22		Tohoku Electric Power Co., Inc. (m)	500
37		Tokio Marine Holdings, Inc. (m)	1,093
16		Tokuyama Corp. (m)	84
70		Tokyo Electric Power Co., Inc. (The) (m)	1,702
8		Tokyo Electron Ltd. (m)	531
128		Tokyo Gas Co., Ltd. (m)	556
5		Tokyo Steel Manufacturing Co., Ltd. (m)	54
20		Tokyo Tatemono Co., Ltd. (m)	92
60		Tokyu Corp. (m)	273
23		Tokyu Land Corp. (m)	116
12		TonenGeneral Sekiyu KK (m)	135
25		Toppan Printing Co., Ltd. (m)	230
76		Toray Industries, Inc. (m)	506
202		Toshiba Corp. (m)	1,196
29		Tosoh Corp. (m)	94
14		TOTO Ltd. (m)	103
8		Toyo Seikan Kaisha Ltd. (m)	156
5		Toyo Suisan Kaisha Ltd. (m)	107
4		Toyobo Co., Ltd. (m)	8
4		Toyoda Gosei Co., Ltd. (m)	88
4		Toyota Boshoku Corp. (m)	68
8		Toyota Industries Corp. (m)	264
140		Toyota Motor Corp. (m)	5,764
11		Toyota Tsusho Corp. (m)	188
4		Trend Micro, Inc. (m)	118
3		Tsumura & Co. (m)	97
54		Ube Industries Ltd. (m)	164
6		Unicharm Corp. (m)	247
5		Uniden Corp. (a) (m)	16
10		UNY Co., Ltd. (m)	96
6		Ushio, Inc. (m)	113
1		USS Co., Ltd. (m)	91
–	(h)	West Japan Railway Co. (m)	340
1		Yahoo! Japan Corp. (m)	283
5		Yakult Honsha Co., Ltd. (m)	149
4		Yamada Denki Co., Ltd. (m)	254
11		Yamaguchi Financial Group, Inc. (m)	110
8		Yamaha Corp. (m)	99
11		Yamaha Motor Co., Ltd. (a) (m)	209
21		Yamato Holdings Co., Ltd. (m)	320
2		Yamato Kogyo Co., Ltd. (m)	69
7		Yamazaki Baking Co., Ltd. (m)	79
13		Yaskawa Electric Corp. (m)	141
10		Yokogawa Electric Corp. (m)	79

			124,005

		Luxembourg — 0.7%
3		APERAM (a) (m)	109
53		ArcelorMittal (m)	1,947
3		Millicom International Cellular S.A. (m)	246
20		SES S.A. FDR (m)	476
77		Tenaris S.A. (m)	1,793

			4,571

		Macau — 0.0% (g)
45		Sands China Ltd. (a) (m)	111
32		Wynn Macau Ltd. (m)	88

			199

		Mauritius — 0.0% (g)
6		Essar Energy plc (a) (m)	50

		Mexico — 0.7%
16		Alfa S.A.B. de C.V., Class A (m)	173
596		America Movil S.A.B. de C.V., Series L, (m)	1,700
285		Cemex S.A.B. de C.V. (a) (m)	269
74		Fomento Economico Mexicano S.A.B. de C.V. (m)	393
4		Fresnillo plc (m)	92
20		Grupo Carso S.A.B. de C.V., Series A1, (m)	57
149		Grupo Mexico S.A.B. de C.V., Class B (m)	585
28		Grupo Modelo S.A.B. de C.V., Series C, (m)	170
93		Grupo Televisa S.A. (a) (m)	445
20		Inmuebles Carso S.A.B. de C.V., Class B1 (a) (m)	21
31		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	169
20		Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	85
77		Telefonos de Mexico S.A.B. de C.V., Class A (m)	65
91		Telefonos de Mexico S.A.B. de C.V., Class L (m)	79
216		Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	600

			4,903

		Netherlands — 3.9%
113		Aegon N.V. (a) (m)	838
17		Akzo Nobel N.V. (m)	1,054
30		ASML Holding N.V. (m)	1,243
4		Corio N.V. (m)	276
5		Delta Lloyd N.V. (m)	132
27		European Aeronautic Defence and Space Co., N.V. (a) (m)	767
5		Fugro N.V. CVA (m)	389
8		Heineken Holding N.V. (m)	357
18		Heineken N.V. (m)	913
264		ING Groep N.V. CVA (a) (m)	3,005
79		Koninklijke Ahold N.V. (m)	1,072

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Netherlands — Continued
5		Koninklijke Boskalis Westminster N.V. (m)	240
11		Koninklijke DSM N.V. (m)	670
111		Koninklijke KPN N.V. (m)	1,754
67		Koninklijke Philips Electronics N.V. (m)	2,073
4		Koninklijke Vopak N.V. (m)	202
24		QIAGEN N.V. (a) (m)	441
8		Randstad Holding N.V. (a) (m)	438
50		Reed Elsevier N.V. (m)	653
84		Royal Dutch Shell plc, Class A (m)	2,964
64		Royal Dutch Shell plc, Class B (m)	2,218
12		SBM Offshore N.V. (m)	284
27		TNT N.V. (m)	732
110		Unilever N.V. CVA (m)	3,263
20		Wolters Kluwer N.V. (m)	455

			26,433

		New Zealand — 0.4%
235		Auckland International Airport Ltd. (m)	407
78		Contact Energy Ltd. (a) (m)	369
157		Fletcher Building Ltd. (m)	938
148		Sky City Entertainment Group Ltd. (m)	375
492		Telecom Corp. of New Zealand Ltd. (m)	874

			2,963

		Norway — 1.4%
20		Aker Solutions ASA (m)	365
–	(h)	BW Offshore Ltd. (a) (m)	1
109		DnB NOR ASA (m)	1,503
109		Norsk Hydro ASA (m)	817
1		Norske Skogindustrier ASA (a) (m)	2
95		Orkla ASA (m)	853
60		Renewable Energy Corp. ASA (a) (m)	193
129		Statoil ASA (m)	3,145
98		Telenor ASA (m)	1,506
21		Yara International ASA (m)	1,158

			9,543

		Philippines — 0.6%
42		Ayala Corp. (m)	326
1,733		Ayala Land, Inc. (m)	578
77		Banco de Oro Unibank, Inc. (m)	89
410		Bank of the Philippine Islands (m)	478
1,821		Energy Development Corp. (m)	239
7		Globe Telecom, Inc. (m)	120
66		Jollibee Foods Corp. (m)	112
176		Manila Electric Co. (m)	856
73		Metropolitan Bank & Trust (m)	107
14		Philippine Long Distance Telephone Co. (m)	757
11		SM Investments Corp. (m)	114
2,630		SM Prime Holdings, Inc. (m)	617

			4,393

		Portugal — 0.4%
250		Banco Comercial Portugues S.A., Class R (m)	200
48		Banco Espirito Santo S.A. (m)	195
16		Brisa Auto-Estradas de Portugal S.A. (m)	113
18		Cimpor Cimentos de Portugal SGPS S.A. (m)	121
185		EDP - Energias de Portugal S.A. (m)	711
23		Galp Energia SGPS S.A., Class B (m)	474
22		Jeronimo Martins SGPS S.A. (m)	332
57		Portugal Telecom SGPS S.A. (m)	665

			2,811

		Singapore — 0.7%
39		Ascendas REIT (m)	63
63		CapitaLand Ltd. (m)	178
58		CapitaMall Trust (m)	87
37		CapitaMalls Asia Ltd. (m)	54
14		City Developments Ltd. (m)	126
49		ComfortDelgro Corp., Ltd. (m)	61
27		Cosco Corp. Singapore Ltd. (m)	46
45		DBS Group Holdings Ltd. (m)	530
24		Fraser and Neave Ltd. (m)	120
151		Genting Singapore plc (a) (m)	240
42		Global Logistic Properties Ltd. (a) (m)	68
180		Golden Agri-Resources Ltd. (m)	100
3		Jardine Cycle & Carriage Ltd. (m)	83
33		Keppel Corp., Ltd. (m)	304
19		Keppel Land Ltd. (m)	67
1		K-Green Trust (a) (m)	1
25		Neptune Orient Lines Ltd. (a) (m)	43
32		Olam International Ltd. (m)	77
63		Oversea-Chinese Banking Corp., Ltd. (m)	491
1		SATS Ltd. (m)	2
26		SembCorp Industries Ltd. (m)	105
22		SembCorp Marine Ltd. (m)	93
13		Singapore Airlines Ltd. (m)	153
21		Singapore Exchange Ltd. (m)	140
40		Singapore Press Holdings Ltd. (m)	125
44		Singapore Technologies Engineering Ltd. (m)	112
204		Singapore Telecommunications Ltd. (m)	496
15		StarHub Ltd. (m)	30
32		United Overseas Bank Ltd. (m)	494
13		UOL Group Ltd. (m)	47
50		Wilmar International Ltd. (m)	207

			4,743

		South Africa — 0.7%
9		ABSA Group Ltd. (m)	161
1		Anglo Platinum Ltd. (a) (m)	101
6		AngloGold Ashanti Ltd. (m)	274
9		Bidvest Group Ltd. (m)	188
98		FirstRand Ltd. (m)	266
17		Gold Fields Ltd. (m)	264
12		Impala Platinum Holdings Ltd. (m)	337
39		MTN Group Ltd. (m)	673
11		Naspers Ltd., Class N (m)	549
34		Pretoria Portland Cement Co., Ltd. (m)	148
64		Sanlam Ltd. (m)	244
14		Sasol Ltd. (m)	694

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		South Africa — Continued
13		Shoprite Holdings Ltd. (m)	155
22		Standard Bank Group Ltd. (m)	324
41		Steinhoff International Holdings Ltd. (a) (m)	132
6		Tiger Brands Ltd. (m)	147

			4,657

		South Korea — 0.8%
2		Daelim Industrial Co., Ltd. (a) (m)	233
7		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (m)	247
1		Hite Brewery Co., Ltd. (a) (m)	54
7		Hynix Semiconductor, Inc. (a) (m)	184
2		Hyundai Mobis (a) (m)	573
1		Hyundai Motor Co. (m)	194
4		KB Financial Group, Inc. (a) (m)	201
2		LG Chem Ltd. (m)	627
4		LG Electronics, Inc. (m)	447
1		POSCO (m)	603
1		Samsung Electronics Co., Ltd. (m)	1,006
2		Samsung Fire & Marine Insurance Co., Ltd. (m)	420
3		Shinhan Financial Group Co., Ltd. (a) (m)	145
–	(h)	Shinsegae Co., Ltd. (m)	198
1		SK Innovation Co., Ltd. (m)	143
1		SK Telecom Co., Ltd. (m)	114

			5,389

		Spain — 5.6%
23		Abertis Infraestructuras S.A. (m)	448
3		Acciona S.A. (m)	225
10		Acerinox S.A. (m)	170
12		ACS Actividades de Construccion y Servicios S.A. (m)	602
18		Amadeus IT Holding S.A., Class A (a) (m)	383
562		Banco Bilbao Vizcaya Argentaria S.A. (m)	6,889
98		Banco de Sabadell S.A. (m)	472
22		Banco de Valencia S.A. (m)	108
65		Banco Popular Espanol S.A. (m)	390
729		Banco Santander S.A. (m)	8,920
29		Bankinter S.A. (m)	199
87		Criteria Caixacorp S.A. (m)	602
18		EDP Renovaveis S.A. (a) (m)	107
16		Enagas (m)	338
32		Ferrovial S.A. (m)	375
4		Fomento de Construcciones y Contratas S.A. (m)	116
24		Gas Natural SDG S.A. (m)	390
9		Gestevision Telecinco S.A. (m)	108
14		Grifols S.A. (m)	220
75		Iberdrola Renovables S.A. (m)	284
357		Iberdrola S.A. (m)	3,057
19		Inditex S.A. (m)	1,457
9		Indra Sistemas S.A. (m)	172
76		Mapfre S.A. (m)	260
10		Red Electrica Corp. S.A. (m)	513
66		Repsol YPF S.A. (m)	2,084
364		Telefonica S.A. (m)	9,125
14		Zardoya Otis S.A. (m)	215

			38,229

		Sweden — 2.2%
12		Alfa Laval AB (m)	247
16		Assa Abloy AB, Class B (m)	429
29		Atlas Copco AB, Class A (m)	703
14		Atlas Copco AB, Class B (m)	294
9		Boliden AB (m)	182
2		CDON Group AB (a) (m)	9
8		Electrolux AB, Series B, (m)	237
7		Getinge AB, Class B (m)	169
41		Hennes & Mauritz AB, Class B (m)	1,350
14		Hexagon AB, Class B (m)	301
2		Holmen AB, Class B (m)	65
12		Husqvarna AB, Class B (m)	97
9		Industrivarden AB, Class C (m)	152
23		Investor AB, Class B (m)	523
7		Kinnevik Investment AB, Class B (m)	162
–	(h)	Loomis AB, Class B (m)	5
2		Modern Times Group AB, Class B (m)	120
1		Niscayah Group AB (m)	1
130		Nordea Bank AB (m)	1,577
5		Ratos AB, Class B (m)	171
43		Sandvik AB (m)	837
11		Scania AB, Class B (m)	248
9		Securitas AB, Class B (m)	108
67		Skandinaviska Enskilda Banken AB, Class A (m)	606
14		Skanska AB, Class B (m)	278
18		SKF AB, Class B (m)	527
5		SSAB AB, Class A (m)	86
4		SSAB AB, Class B (m)	53
20		Svenska Cellulosa AB, Class B (m)	343
21		Svenska Handelsbanken AB, Class A (m)	731
24		Swedbank AB, Class A (a) (m)	381
12		Swedish Match AB (m)	337
15		Tele2 AB, Class B (m)	338
123		Telefonaktiebolaget LM Ericsson, Class B (m)	1,514
92		TeliaSonera AB (m)	761
56		Volvo AB, Class B (a) (m)	973

			14,915

		Switzerland — 3.8%
60		ABB Ltd. (a) (m)	1,416
2		Actelion Ltd. (a) (m)	95
4		Adecco S.A. (m)	280
–	(h)	Aryzta AG (m)	8
1		Aryzta AG (m)	49
1		Baloise Holding AG (m)	84
14		Cie Financiere Richemont S.A., Class A (m)	781
31		Credit Suisse Group AG (m)	1,381
4		GAM Holding AG (a) (m)	62
1		Geberit AG (m)	271
–	(h)	Givaudan S.A. (m)	260
7		Holcim Ltd. (m)	456
7		Julius Baer Group Ltd. (m)	307

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Switzerland — Continued
2		Kuehne & Nagel International AG (m)	215
–	(h)	Lindt & Spruengli AG (m)	128
–	(h)	Lindt & Spruengli AG (m)	29
3		Logitech International S.A. (a) (m)	57
1		Lonza Group AG (m)	58
96		Nestle S.A. (m)	5,190
2		Nobel Biocare Holding AG (m)	41
59		Novartis AG (m)	3,261
1		Pargesa Holding S.A. (m)	64
19		Roche Holding AG (m)	2,955
2		Schindler Holding AG (m)	190
–	(h)	Schindler Holding AG (m)	12
–	(h)	SGS S.A. (m)	278
–	(h)	Sika AG (m)	79
1		Sonova Holding AG (m)	186
42		STMicroelectronics N.V. (m)	509
–	(h)	Straumann Holding AG (m)	56
–	(h)	Sulzer AG (m)	3
1		Swatch Group AG (The) (m)	363
1		Swatch Group AG (The) (m)	56
–	(h)	Swiss Life Holding AG (a) (m)	80
10		Swiss Reinsurance Co., Ltd. (m)	552
1		Swisscom AG (m)	292
3		Syngenta AG (m)	842
9		Transocean Ltd. (a) (m)	674
100		UBS AG (a) (m)	1,795
6		Wolseley plc (a) (m)	218
49		Xstrata plc (m)	1,078
4		Zurich Financial Services AG (m)	1,080

			25,791

		Taiwan — 0.8%
34		Asustek Computer, Inc. (m)	305
168		Cathay Financial Holding Co., Ltd. (m)	310
61		Chimei Innolux Corp. (a) (m)	77
394		China Steel Corp. (m)	457
183		Far Eastern New Century Corp. (m)	311
205		Hon Hai Precision Industry Co., Ltd. (m)	876
29		MediaTek, Inc. (m)	394
43		Nan Ya Plastics Corp. (m)	119
105		Pegatron Corp. (a) (m)	144
173		Quanta Computer, Inc. (m)	365
703		Taishin Financial Holding Co., Ltd. (a) (m)	406
133		Taiwan Mobile Co., Ltd. (m)	314
491		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	1,278
234		United Microelectronics Corp. (m)	144

			5,500

		Thailand — 0.7%
90		Advanced Info Service PCL (m)	234
136		Bangkok Bank PCL (m)	664
15		Banpu PCL (m)	346
30		Electricity Generating PCL (m)	104
183		Kasikornbank PCL (m)	700
284		Krung Thai Bank PCL (m)	147
75		PTT Aromatics & Refining PCL (m)	90
18		PTT Chemical PCL (m)	83
113		PTT Exploration & Production PCL (m)	577
65		PTT PCL (m)	706
60		Siam Cement PCL (m)	650
115		Siam Commercial Bank PCL (m)	352
25		Thai Oil PCL (m)	55

			4,708

		Turkey — 0.6%
129		Akbank TAS (m)	605
29		Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	355
77		Eregli Demir ve Celik Fabrikalari TAS (a) (m)	241
31		Haci Omer Sabanci Holding A.S. (m)	130
16		Tupras Turkiye Petrol Rafinerileri A.S. (m)	418
77		Turkcell Iletisim Hizmet A.S. (m)	473
207		Turkiye Garanti Bankasi A.S. (m)	926
172		Turkiye Is Bankasi, Class C (m)	543
89		Yapi ve Kredi Bankasi A.S. (a) (m)	261

			3,952

		United Kingdom — 7.2%
24		3i Group plc (m)	119
5		Admiral Group plc (m)	130
6		Aggreko plc (m)	148
8		AMEC plc (m)	158
31		Anglo American plc (m)	1,532
9		Antofagasta plc (m)	196
30		ARM Holdings plc (m)	246
9		Associated British Foods plc (m)	150
34		AstraZeneca plc (m)	1,661
5		Autonomy Corp. plc (a) (m)	128
66		Aviva plc (m)	469
9		Babcock International Group plc (m)	83
81		BAE Systems plc (m)	442
17		Balfour Beatty plc (m)	91
271		Barclays plc (m)	1,269
80		BG Group plc (m)	1,798
52		BHP Billiton plc (m)	1,995
445		BP plc (m)	3,494
48		British American Tobacco plc (m)	1,755
21		British Land Co. plc (m)	178
26		British Sky Broadcasting Group plc (m)	318
184		BT Group plc (m)	518
8		Bunzl plc (m)	99
11		Burberry Group plc (m)	185
64		Cable & Wireless Worldwide plc (m)	73
31		Cairn Energy plc (a) (m)	206
13		Capita Group plc (The) (m)	145
12		Capital Shopping Centres Group plc (m)	68
4		Carnival plc (m)	197
123		Centrica plc (m)	628
28		Cobham plc (m)	95
44		Compass Group plc (m)	394
60		Diageo plc (m)	1,145
–	(h)	Drax Group plc (m)	—	(h)

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		United Kingdom — Continued
6		Eurasian Natural Resources Corp. plc (m)	103
12		Firstgroup plc (m)	72
35		G4S plc (m)	150
123		GlaxoSmithKline plc (m)	2,226
17		Hammerson plc (m)	120
22		Home Retail Group plc (m)	75
428		HSBC Holdings plc (m)	4,667
14		ICAP plc (m)	118
–	(h)	IMI plc (m)	—	(h)
24		Imperial Tobacco Group plc (m)	679
11		Inmarsat plc (m)	118
6		Intercontinental Hotels Group plc (m)	127
50		International Consolidated Airlines Group S.A. (a) (m)	205
14		International Consolidated Airlines Group S.A. (a) (m) (c)	57
35		International Power plc (m)	233
4		Intertek Group plc (m)	111
20		Invensys plc (m)	108
12		Investec plc (m)	92
91		ITV plc (a) (m)	114
30		J Sainsbury plc (m)	182
5		Johnson Matthey plc (m)	164
5		Kazakhmys plc (m)	127
53		Kingfisher plc (m)	212
16		Land Securities Group plc (m)	177
130		Legal & General Group plc (m)	231
967		Lloyds Banking Group plc (a) (m)	978
4		London Stock Exchange Group plc (m)	51
4		Lonmin plc (m)	107
42		Man Group plc (m)	199
36		Marks & Spencer Group plc (m)	203
–	(h)	Meggitt plc (m)	—	(h)
83		National Grid plc (m)	736
4		Next plc (m)	126
123		Old Mutual plc (m)	248
19		Pearson plc (m)	305
6		Petrofac Ltd. (m)	161
61		Prudential plc (m)	656
2		Randgold Resources Ltd. (m)	152
14		Reckitt Benckiser Group plc (m)	783
27		Reed Elsevier plc (m)	242
36		Resolution Ltd. (m)	151
22		Rexam plc (m)	119
34		Rio Tinto plc (m)	2,356
44		Rolls-Royce Group plc (a) (m)	446
2,934		Rolls-Royce Group plc, Class C (a) (f) (i)	4
397		Royal Bank of Scotland Group plc (a) (m)	264
85		RSA Insurance Group plc (m)	185
23		SABMiller plc (m)	736
32		Sage Group plc (The) (m)	153
3		Schroders plc (m)	80
21		Scottish & Southern Energy plc (m)	396
18		Segro plc (m)	87
12		Serco Group plc (m)	107
6		Severn Trent plc (m)	129
20		Smith & Nephew plc (m)	219
8		Smiths Group plc (m)	185
54		Standard Chartered plc (m)	1,403
51		Standard Life plc (m)	186
191		Tesco plc (m)	1,234
21		Thomas Cook Group plc (m)	65
14		TUI Travel plc (m)	56
21		Tullow Oil plc (m)	447
30		Unilever plc (m)	877
17		United Utilities Group plc (m)	148
3		Vedanta Resources plc (m)	110
1,252		Vodafone Group plc (m)	3,513
4		Weir Group plc (The) (m)	102
4		Whitbread plc (m)	121
–	(h)	William Hill plc (m)	1
48		Wm Morrison Supermarkets plc (m)	203

			49,611

		United States — 0.0% (g)
2		Synthes, Inc. (m)	273

		Total Common Stocks (Cost $363,422)	646,706

Investment Companies — 2.4%

		United States — 2.4%
215		iShares MSCI EAFE Index Fund (m)	12,774
37		iShares MSCI Germany Index Fund (m)	926
56		iShares MSCI Pacific ex-Japan Index Fund (m)	2,580

		Total Investment Companies (Cost $15,560)	16,280

Preferred Stocks — 1.4%

		Brazil — 0.6%
30		Banco Bradesco S.A. (m)	557
8		Cia de Bebidas das Americas (m)	218
6		Cia Energetica de Minas Gerais (m)	93
80		Itau Unibanco Holding S.A. (m)	1,707
40		Petroleo Brasileiro S.A. (m)	654
31		Vale S.A., Class A (m)	944

			4,173

		Germany — 0.8%
5		Bayerische Motoren Werke AG (m)	285
19		Henkel AG & Co. KGaA (m)	1,131
9		Porsche Automobil Holding SE (m)	852
7		ProSiebenSat.1 Media AG (m)	229
4		RWE AG (m)	281
17		Volkswagen AG (m)	2,681

			5,459

		Total Preferred Stocks (Cost $3,159)	9,632

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE ($)
Warrants — 0.0% (g)
	Hong Kong — 0.0% (g)
6	Henderson Land Development Co., Ltd., expiring 06/01/11 (a) (m)	1

	Italy — 0.0% (g)
130	Unione di Banche Italiane ScPA, expiring 06/30/11 (a) (m)	1

	Total Warrants (Cost $–)	2

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Hong Kong — 0.0% (g)
2	Shangri-La Asia Ltd., expiring 02/07/11 (a) (m)	—	(h)

	Italy — 0.0% (g)
114	Banco Popolare SC, expiring 02/11/11 (a) (m)	154

	Total Rights
	(Cost $253)	154

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
9,950	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $9,950)	9,950

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
59	JPMorgan Prime Money Market Fund, Capital Shares, 0.140% (b) (l) (Cost $59)	59

	Total Investments — 99.5%
	(Cost $392,403)	682,783
	Other Assets in Excess of Liabilities — 0.5%	3,575

	NET ASSETS — 100.0%	$686,358

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE
Commercial Banks	13.7%
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	5.1
Diversified Telecommunication Services	4.5
Chemicals	4.5
Metals & Mining	4.4
Insurance	4.4
Automobiles	4.2
Electric Utilities	4.1
Machinery	2.6
Industrial Conglomerates	2.4
Mutual Funds	2.4
Food Products	2.3
Beverages	1.9
Wireless Telecommunication Services	1.9
Food & Staples Retailing	1.9
Capital Markets	1.8
Media	1.5
Diversified Financial Services	1.4
Electrical Equipment	1.4
Multi-Utilities	1.4
Real Estate Management & Development	1.3
Energy Equipment & Services	1.2
Electronic Equipment, Instruments & Components	1.1
Semiconductors & Semiconductor Equipment	1.1
Software	1.1
Trading Companies & Distributors	1.0
Textiles, Apparel & Luxury Goods	1.0
Short-Term Investment	1.5
Others (each less than 1.0%)	15.8

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
32	TOPIX Index	03/10/11	$3,544	$58
222	Dow Jones Euro STOXX 50 Index	03/18/11	8,997	305
27	FTSE 100 Index	03/18/11	2,523	(1)

				$362

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,700 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments (excluding Investments of cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $638,337,000 and 93.5%, respectively.

As of January 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,954
Aggregate gross unrealized depreciation	(13,574)

Net unrealized appreciation/depreciation	$290,380

Federal income tax cost of investments	$392,403

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,533	$—	$26,533
Austria	—	10,528	—	10,528
Belgium	—	10,945	—	10,945
Bermuda	—	986	—	986
Brazil	1,312	—	—	1,312
Chile	3,784	1,007	—	4,791
China	—	3,592	—	3,592
Cyprus	—	558	—	558
Denmark	—	8,252	—	8,252
Finland	—	6,347	—	6,347
France	—	69,289	—	69,289
Germany	—	86,828	—	86,828
Greece	—	4,542	—	4,542
Hong Kong	—	7,162	—	7,162
Hungary	—	5,674	—	5,674
India	—	4,522	—	4,522
Ireland	—	3,217	—	3,217
Israel	76	4,263	—	4,339
Italy	—	49,650	—	49,650
Japan	—	124,005	—	124,005
Luxembourg	—	4,571	—	4,571
Macau	—	199	—	199
Mauritius	—	50	—	50
Mexico	4,811	92	—	4,903
Netherlands	—	26,433	—	26,433
New Zealand	—	2,963	—	2,963
Norway	—	9,543	—	9,543
Philippines	—	4,393	—	4,393
Portugal	—	2,811	—	2,811
Singapore	—	4,743	—	4,743
South Africa	—	4,657	—	4,657
South Korea	—	5,389	—	5,389
Spain	—	38,229	—	38,229
Sweden	—	14,915	—	14,915
Switzerland	—	25,791	—	25,791
Taiwan	—	5,500	—	5,500
Thailand	—	4,708	—	4,708
Turkey	—	3,952	—	3,952
United Kingdom	—	49,607	4	49,611
United States	—	273	—	273

Total	$9,983	$636,719	$4	$646,706

Preferred Stocks
Brazil	4,173	—	—	4,173

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Germany	—	5,459	—	5,459

Total	4,173	5,459	—	9,632

Investment Companies
United States	16,280	—	—	16,280

Total	16,280	—	—	16,280

Rights
Hong Kong	—	—	—	—
Italy	—	154	—	154

Total	—	154	—	154

Warrants
Hong Kong	—	1	—	1
Italy	—	1	—	1

Total	—	2	—	2

Short-Term Investments
Investment Companies	9,950	—	—	9,950
Investments of Cash Collateral for Securities on Loan
Investment Companies	—	59	—	59

Total Investments in Securities	$40,386	$642,393	$4	$682,783

Appreciation in Other Financial Instruments
Futures Contracts	$363	$—	$—	$363

Depreciation in Other Financial Instruments
Futures Contracts	$(1)	$—	$—	$(1)

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/10		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/11
Investments in Securities
Common Stock - Australia	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Common Stock - Japan	—	(a)	—	—	—	—	—	—	—	—	—	(a)
Common Stock - United Kingdom	5		—	(1)	—	—	—	—	—	—	4

Total	$5		$—	$(1)	$—	$—	$—	$—	$—	$—	$4

(a)	Security has a zero value.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(1).

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
March 30, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
March 30, 2011